Leland Thomson Reuters Private Equity Index Fund

Class	A	Shares	LDPAX
Class	C	Shares	LDPCX
Class	I	Shares	LDPIX

a series of Northern Lights Fund Trust III

Supplement dated October 29, 2015
to the Prospectus and Statement of Additional Information dated August 10, 2015

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The shareholder of Leland Thomson Reuters Private Equity Index Fund (“the Fund”), a series of the Northern Lights Fund Trust III (the “Trust”), approved changing the Fund’s classification from a diversified Fund to a non-diversified Fund under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “non-diversified” company under the 1940 Act, the Fund will have the ability to invest more than 5% of its assets in the securities of any issuer.

The following is to be included under “Fund Summary – Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Strategies” in the Prospectus:

The Fund is classified as “non-diversified” for purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

The following is to be included under “Fund Summary – Principal Investment Risks” and “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Risks” in the Prospectus:

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

The following is to be included under “The Fund” in the Statement of Additional Information:

The Leland Thomson Reuters Private Equity Index Fund is a non-diversified series of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the "Trust"). The Trust is registered as an open-end management investment company.

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This Supplement, dated October 29, 2015, and the Prospectus and Statement of Additional Information, each dated August 10, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-270-2848.